Landfill Closure and Post-Closure Costs (Rollforward) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Landfill closure and post-closure costs, beginning of the year	$ 113,152	$ 101,502
Provision for landfill closure and post-closure costs, during the year	11,796	13,925
Accretion of landfill closure and post-closure costs, during the year	5,655	5,240
Landfill closure and post-closure expenditures, during the year	(4,276)	(6,737)
Landfill closure and post-closure costs and remediation liabilities acquired, during the year	0	200
Disposal of landfill closure and post-closure costs, during the year	0	0
Revisions to estimated cash flows, during the year	517	(1,630)
Foreign currency translation adjustment, during the year	(2,390)	652
Landfill closure and post-closure costs, end of year	124,454	113,152
Current portion of landfill closure and post-closure costs	10,332	8,871
Total long-term landfill closure and post-closure costs	$ 114,122	$ 104,281